Related party transactions and balances	12 Months Ended
Dec. 31, 2021
Related party transactions and balances
Related party transactions and balances

24.  Related party transactions and balances

Continued operations

Balances with related parties at December 31 are as follows:

	2021
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,841	—	—
Villar Mir Energía, S.L.U.	1,699	—	—	8,808
Espacio Information Technology, S.A.U.	—	—	—	737
Other related parties	—	—	—	—
Total	1,699	2,841	—	9,545

	2020
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	3,078	—	—
Villar Mir Energía, S.L.U.	2,454	—	—	2,458
Espacio Information Technology, S.A.U.	—	—	—	701
Other related parties	—	(2)	—	37
Total	2,454	3,076	—	3,196

The loan granted to Inmobiliaria Espacio, S.A. accrues a market interest (EURIBOR three month rate plus 2.75%) and has a maturity in the short-term that is renewed tacitly upon maturity. Unless the parties agree the repayment, the loan is extended it automatically for one year.

The balance with the other related parties arose as a result of the commercial transactions performed with them (see explanation of main transactions below).

Continuing operations

Transactions with related parties in 2021, 2020 and 2019 are as follows:

	2021
	Sales and	Raw materials	Other	Finance
	Operating	and energy	Operating	Income
	Income	consumption for production	Expenses	(Note 26.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	—
Villar Mir Energía, S.L.U.	—	132,566	1,365	—
Espacio Information Technology, S.A.U.	—	—	3,266	—
Enérgya VM Gestión, S.L	—	—	120	—
Aurinka	—	—	111	—
Other related parties	—	—	68	—
Total	—	132,566	4,930	—

	2020
	Sales and	Raw materials	Other	Finance
	Operating	and energy	Operating	Income
	Income	consumption for production	Expenses	(Note 26.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	—	16
Villar Mir Energía, S.L.U.	—	39,900	647	—
Espacio Information Technology, S.A.U.	—	—	3,171	—
Enérgya VM Gestión, S.L	—	—	79	—
Aurinka	—	1	308	—
Other related parties	—	—	3	—
Total	—	39,901	4,208	16

	2019
	Sales and	Raw materials	Other	Finance
	Operating	and energy	Operating	Income
	Income	consumption for production	Expenses	(Note 26.4)
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	—	1	68
Villar Mir Energía, S.L.U.	—	65,406	681	—
Espacio Information Technology, S.A.U.	—	—	3,566	—
Enérgya VM Generación, S.L	1	—	1	—
Enérgya VM Gestión, S.L	—	1	89	—
Aurinka	—	—	3,206	—
Other related parties	143	—	7	—
Total	144	65,407	7,551	68

“Raw Materials and energy consumption for production” of the related parties vis-à-vis Villar Mir Energía, S.L.U. relates to the purchase of energy from the latter by the Company’s Europe – Manganese Alloys and Europe – Silicon Metals & Silicon Alloys segment. FerroAtlántica pays VM Energía a service charge in addition to paying for the cost of energy purchase from the market. Under contracts entered into with FAU on June 22, 2010 and December 29, 2010 (assigned to FerroAtlántica de Boo, S.L.U. (“FAU Boo”) and to FerroAtlántica de Sabon, S.L.U. (“FAU Sabon”) in August 2019 in anticipation of the FAU Disposal), and with Hidro Nitro Española on December 27, 2012 (assigned to FerroAtlántica del Cinca when Hidro Nitro Española was sold in December 2018), VM Energía supplies the energy needs of the Boo, Sabón and Monzón electrometallurgy facilities, as a broker for FAU BOO or FAU Sabon (now Grupo Ferroatlantica) and Hidro Nitro Española (now FerroAtlántica del Cinca) in the wholesale power market. The contracts allow FAU Boo or FAU Sabon (now Grupo Ferroatlantica) and Hidro Nitro Española (now FerroAtlántica del Cinca) to buy energy from the grid at market conditions without incurring costs normally associated with operating in the complex wholesale power market, as well as to apply for fixed price arrangements in advance from VM Energía, based on the energy markets for the power, period and profile applied for. For the fiscal year ended December 31, 2021, Grupo Ferrotlantica and FerroAtlantica del Cinca’s obligations to make payments to VM Energía under their respective agreements for the purchase of energy plus the service charge amounted to $102,066 thousand and $30,501 thousand, respectively.

“Other operating expenses" corresponds to the payment to Espacio Information Technology, S.A. (“Espacio I.T.”), provides information technology and data processing services to Ferroglobe PLC and certain of its direct and indirect subsidiaries: FAU (until shortly prior to the FAU Disposal when such services were assigned to Grupo FerroAtlántica de Servicios, S.L.U. (“Servicios”)), FerroAtlántica de Mexico, Silicon Smelters (Pty), Ltd. and FerroPem, SAS pursuant to several contracts. Additionally corresponds to  the Payment  to Villar Mir Energia, S.L.U that provides the energy needs of the mining facilities operated by RAMSA and CISA in the wholesale power market.

Discontinued operations

At 31 December, 2020 and 2021, there were not discontinued transactions considered with Related Parties. Transactions with related parties in 2019 are as follows:

	2019
	Sales and	Raw materials	Other
	Operating	and energy	Operating
	Income	consumption for production	Expenses
	US$'000	US$'000	US$'000
Villar Mir Energía, S.L.U.	—	—	373
Enérgya VM Generación, S.L	12,635	—	117
Enérgya VM Gestión, S.L	—	66	—
Total	12,635	66	490